LEASES - ROU Assets and Lease Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets:
Operating lease right-of-use assets	$ 240,816	$ 77,011
Liabilities:
Operating lease liability, current	227,561	48,127
Operating lease liability, non-current	16,864	29,268
Total lease liability	$ 244,425	$ 77,395